Other intangible assets - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,263
Ending balance	6,153	$ 7,263
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,407	4,366
Additions	166	4,041
Ending balance	8,573	8,407
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,144)	(437)
Depreciation	1,276	707
Ending balance	(2,420)	(1,144)
Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,493
Ending balance	3,056	3,493
Intellectual property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	4,366
Additions	0	0
Ending balance	4,366	4,366
Intellectual property [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(873)	(437)
Depreciation	437	436
Ending balance	(1,310)	(873)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,770
Ending balance	3,097	3,770
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,041	0
Additions	166	4,041
Ending balance	4,207	4,041
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(271)	0
Depreciation	839	271
Ending balance	$ (1,110)	$ (271)